Annual Fund Operating Expenses - Thrivent Small Cap Index Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.20%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.25%